Other current assets	12 Months Ended
Dec. 31, 2021
Other current assets [abstract]
Other current assets
17. Other current assets
(USD millions)	2021	2020

VAT receivable	487	544

Withholding tax recoverable	58	73

Prepaid expenses	1 102	943

Other receivables and current assets	793	963

Total other current assets	2 440	2 523